PIMCO California Intermediate Municipal Bond Fund Investment Objectives and Goals - PIMCO California Intermediate Municipal Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO California Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.